Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross		$ 1,458,616	$ 5,996,927
Current portion of long-term loans payable	$ 1,108,810	1,174,756	4,571,452
Total, net		283,860	1,425,475
Agricultural Banks Of China [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross			4,571,452
Rushan City Rural Credit Unions [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross		1,174,756	1,144,363
Third Party Individuals And Entities [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross		$ 283,860	$ 281,112